Disclosure of Interests in Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 MOP (MOP$)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 MOP (MOP$)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000		$ 81,000,000
Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital		$ 81,000,000		$ 81,000,000		$ 81,000,000							$ 81,000,000
Venetian Venture Development Intermediate Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Venture Development Intermediate Limited		Venetian Venture Development Intermediate Limited		Venetian Venture Development Intermediate Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Date of incorporation of subsidiary		Jun. 21, 2002		Jun. 21, 2002		Jun. 21, 2002
Description of nature of entity's operations and principal activities		Investment holding		Investment holding		Investment holding
Share capital		$ 100		$ 100		$ 100
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Concession Holding Limited
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Concession Holding Limited
Country of incorporation of subsidiary		Cayman Islands
Principal place of business of subsidiary		Cayman Islands
Date of incorporation of subsidiary		Jul. 11, 2022
Description of nature of entity's operations and principal activities		Investment holding
Share capital		$ 100
Proportion of ownership interest		100.00%
SCL IP Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		SCL IP Holdings, LLC		SCL IP Holdings, LLC		SCL IP Holdings, LLC
Country of incorporation of subsidiary		United States		United States		United States
Principal place of business of subsidiary		United States		United States
Date of incorporation of subsidiary		Sep. 29, 2009		Sep. 29, 2009		Sep. 29, 2009
Description of nature of entity's operations and principal activities		Holder of trademark licenses		Holder of trademark licenses		Holder of trademark licenses
Share capital		$ 527,802,937.56		$ 527,802,937.56		$ 527,802,937.56
Proportion of ownership interest		100.00%		100.00%		100.00%
Cotai Ferry Company Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Ferry Company Limited		Cotai Ferry Company Limited		Cotai Ferry Company Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao and Hong Kong		Macao and Hong Kong		Macao and Hong Kong
Date of incorporation of subsidiary		Jul. 19, 2007		Jul. 19, 2007		Jul. 19, 2007
Description of nature of entity's operations and principal activities		High speed ferry transportation services		High speed ferry transportation services		High speed ferry transportation services
Share capital | MOP$							MOP$ 10,000,000		MOP$ 10,000,000		MOP$ 10,000,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Strip Lot 2 Apart Hotel (Macau) Limited		Cotai Strip Lot 2 Apart Hotel (Macau) Limited		Cotai Strip Lot 2 Apart Hotel (Macau) Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Oct. 27, 2008		Oct. 27, 2008		Oct. 27, 2008
Description of nature of entity's operations and principal activities		Hotel apartments		Hotel apartments		Hotel apartments
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Ordinary shares [member]
Disclosure of subsidiaries [line items]
Share capital | MOP$							6,498,900		6,498,900		6,498,900
Proportion of ownership interest		100.00%		100.00%		100.00%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited [Member] | Preference shares [member]
Disclosure of subsidiaries [line items]
Share capital								$ 722,100		$ 722,100		$ 722,100
Proportion of ownership interest		100.00%		100.00%		100.00%
Cotai Services (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotai Services (HK) Limited		Cotai Services (HK) Limited		Cotai Services (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Jul. 11, 2007		Jul. 11, 2007		Jul. 11, 2007
Description of nature of entity's operations and principal activities		Business support services, marketing and operation of ferry business		Business support services, marketing and operation of ferry business		Business support services, marketing and operation of ferry business
Share capital								749,025,708.72		749,025,708.72		749,025,708.72
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 1(HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 1 (HK) Limited		CotaiJet 1 (HK) Limited		CotaiJet 1 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 2 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 2 (HK) Limited		CotaiJet 2 (HK) Limited		CotaiJet 2 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 3 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 3 (HK) Limited		CotaiJet 3 (HK) Limited		CotaiJet 3 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 4 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 4 (HK) Limited		CotaiJet 4 (HK) Limited		CotaiJet 4 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 5 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 5 (HK) Limited		CotaiJet 5 (HK) Limited		CotaiJet 5 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 6 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 6 (HK) Limited		CotaiJet 6 (HK) Limited		CotaiJet 6 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 7 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 7 (HK) Limited		CotaiJet 7 (HK) Limited		CotaiJet 7 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 8 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	CotaiJet 8 (HK) Limited (Note (iii))		CotaiJet 8 (HK) Limited (Note (iii))		CotaiJet 8 (HK) Limited (Note (iii))
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 9 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	CotaiJet 9 (HK) Limited (Note (iii))		CotaiJet 9 (HK) Limited (Note (iii))		CotaiJet 9 (HK) Limited (Note (iii))
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 10 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 10 (HK) Limited		CotaiJet 10 (HK) Limited		CotaiJet 10 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 11 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 11 (HK) Limited		CotaiJet 11 (HK) Limited		CotaiJet 11 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 12 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 12 (HK) Limited		CotaiJet 12 (HK) Limited		CotaiJet 12 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 13 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	CotaiJet 13 (HK) Limited (Note (iii))		CotaiJet 13 (HK) Limited (Note (iii))		CotaiJet 13 (HK) Limited (Note (iii))
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
CotaiJet 14 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CotaiJet 14 (HK) Limited		CotaiJet 14 (HK) Limited		CotaiJet 14 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Ferry leasing		Ferry leasing		Ferry leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
Cotaiwaterjet Sea Bridge 1 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 1 (HK) Limited		Cotaiwaterjet Sea Bridge 1 (HK) Limited		Cotaiwaterjet Sea Bridge 1 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Pontoon leasing		Pontoon leasing		Pontoon leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
Cotaiwaterjet Sea Bridge 2 (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cotaiwaterjet Sea Bridge 2 (HK) Limited		Cotaiwaterjet Sea Bridge 2 (HK) Limited		Cotaiwaterjet Sea Bridge 2 (HK) Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Dec. 12, 2019		Dec. 12, 2019		Dec. 12, 2019
Description of nature of entity's operations and principal activities		Pontoon leasing		Pontoon leasing		Pontoon leasing
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
Sands Cotai West Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Cotai West Holdings Limited		Sands Cotai West Holdings Limited		Sands Cotai West Holdings Limited
Country of incorporation of subsidiary		Cayman Islands		Cayman Islands		Cayman Islands
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		May 25, 2011		May 25, 2011		May 25, 2011
Description of nature of entity's operations and principal activities		Holder of hotel franchise agreement		Holder of hotel franchise agreement		Holder of hotel franchise agreement
Share capital		$ 1		$ 1		$ 1
Proportion of ownership interest		100.00%		100.00%		100.00%
Sands Resorts Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Sands Resorts Travel Limited (Note (iii))		Sands Resorts Travel Limited (Note (iii))		Sands Resorts Travel Limited (Note (iii))
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Feb. 29, 2016		Feb. 29, 2016		Feb. 29, 2016
Description of nature of entity's operations and principal activities		Travel and tourism agency services		Travel and tourism agency services		Travel and tourism agency services
Share capital								500,000		500,000		500,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Sands Resorts Transportation 1 Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 1 Limited		Sands Resorts Transportation 1 Limited		Sands Resorts Transportation 1 Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Jan. 30, 2019		Jan. 30, 2019		Jan. 30, 2019
Description of nature of entity's operations and principal activities		Transportation services		Transportation services		Transportation services
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
Sands Resorts Transportation 2 Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 2 Limited		Sands Resorts Transportation 2 Limited		Sands Resorts Transportation 2 Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Jan. 30, 2019		Jan. 30, 2019		Jan. 30, 2019
Description of nature of entity's operations and principal activities		Transportation services		Transportation services		Transportation services
Share capital								1		1		1
Proportion of ownership interest		100.00%		100.00%		100.00%
Sands Resorts Transportation 3 Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Resorts Transportation 3 Limited		Sands Resorts Transportation 3 Limited		Sands Resorts Transportation 3 Limited
Country of incorporation of subsidiary		Hong Kong		Hong Kong		Hong Kong
Principal place of business of subsidiary		Hong Kong		Hong Kong		Hong Kong
Date of incorporation of subsidiary		Feb. 04, 2019		Feb. 04, 2019		Feb. 04, 2019
Description of nature of entity's operations and principal activities		Transportation services		Transportation services		Transportation services
Share capital								$ 1		$ 1		$ 1
Proportion of ownership interest		100.00%		100.00%		100.00%
Sands Venetian Security Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sands Venetian Security Limited		Sands Venetian Security Limited		Sands Venetian Security Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Jun. 22, 2011		Jun. 22, 2011		Jun. 22, 2011
Description of nature of entity's operations and principal activities		Security services		Security services		Security services
Share capital | MOP$							1,000,000		1,000,000		1,000,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Cotai Hotel Management Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Hotel Management Limited		Venetian Cotai Hotel Management Limited		Venetian Cotai Hotel Management Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Mar. 12, 2008		Mar. 12, 2008		Mar. 12, 2008
Description of nature of entity's operations and principal activities		Human resources administration		Human resources administration		Human resources administration
Share capital | MOP$							500,000		500,000		500,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Cotai Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Cotai Limited		Venetian Cotai Limited		Venetian Cotai Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Nov. 11, 2004		Nov. 11, 2004		Nov. 11, 2004
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$							200,000,000		200,000,000		200,000,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Macau Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[2]	Venetian Macau Limited (Note (i))		Venetian Macau Limited (Note (i))		Venetian Macau Limited (Note (i))
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Jun. 21, 2002		Jun. 21, 2002		Jun. 21, 2002
Description of nature of entity's operations and principal activities		Gaming and other related activities		Gaming and other related activities		Gaming and other related activities
Share capital | MOP$							5,000,000,000		200,000,000		200,000,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Orient Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Orient Limited		Venetian Orient Limited		Venetian Orient Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Feb. 02, 2006		Feb. 02, 2006		Feb. 02, 2006
Description of nature of entity's operations and principal activities		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention		Hotels, restaurants, shopping mall, and conference and convention
Share capital | MOP$							100,000		100,000		100,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Retail Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Retail Limited		Venetian Retail Limited		Venetian Retail Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Jun. 15, 2007		Jun. 15, 2007		Jun. 15, 2007
Description of nature of entity's operations and principal activities		Mall management		Mall management		Mall management
Share capital | MOP$							1,500,000		1,500,000		1,500,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Travel Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Travel Limited		Venetian Travel Limited		Venetian Travel Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Oct. 16, 2006		Oct. 16, 2006		Oct. 16, 2006
Description of nature of entity's operations and principal activities		Travel and tourism agency services		Travel and tourism agency services		Travel and tourism agency services
Share capital | MOP$							2,400,000		2,400,000		2,400,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Venetian Transportation Services Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Venetian Transportation Services Limited		Venetian Transportation Services Limited		Venetian Transportation Services Limited
Country of incorporation of subsidiary		Macao		Macao		Macao
Principal place of business of subsidiary		Macao		Macao		Macao
Date of incorporation of subsidiary		Jan. 07, 2019		Jan. 07, 2019		Jan. 07, 2019
Description of nature of entity's operations and principal activities		Transportation services and other related activities		Transportation services and other related activities		Transportation services and other related activities
Share capital | MOP$							MOP$ 25,000		MOP$ 25,000		MOP$ 25,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Zhuhai Cotai Information Services Outsourcing Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[3]	Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))		Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))		Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))
Country of incorporation of subsidiary		China		China		China
Principal place of business of subsidiary		China		China		China
Date of incorporation of subsidiary		Sep. 30, 2010		Sep. 30, 2010		Sep. 30, 2010
Description of nature of entity's operations and principal activities		Outsourcing services, including information technology, accounting, hotel management and marketing		Outsourcing services, including information technology, accounting, hotel management and marketing		Outsourcing services, including information technology, accounting, hotel management and marketing
Share capital		$ 800,000		$ 800,000		$ 800,000
Proportion of ownership interest		100.00%		100.00%		100.00%
Zhuhai Hengqin Cotai Information Services Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (ii))	[3]	Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (ii))	[3]	Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (ii))
Country of incorporation of subsidiary		China		China		China
Principal place of business of subsidiary		China		China		China
Date of incorporation of subsidiary		Sep. 24, 2019		Sep. 24, 2019		Sep. 24, 2019
Description of nature of entity's operations and principal activities		Outsourcing services, including information technology, accounting, hotel management and marketing		Outsourcing services, including information technology, accounting, hotel management and marketing		Outsourcing services, including information technology, accounting, hotel management and marketing
Share capital		$ 2,000,000		$ 2,000,000		$ 2,000,000
Proportion of ownership interest		100.00%		100.00%		100.00%

[1]	These entities are under the process of dissolution.
[2]	On December 8, 2022, the registered share capital of VML increased from 200 million patacas to 5.0 billion patacas to fulfill the requirements of the Gaming Law. As at December 31, 2022, 15% of VML’s issued capital is held by Mr. Sun MinQi (Dave), the managing director of VML, representing 15% of the voting rights and de minimis economic rights in VML. As such, SCL through VVDIL and Venetian Concession Holding Limited, indirectly hold the remaining 85% of issued capital, representing 85% of the voting rights and 100% of the economic rights in VML.
[3]	These entities are wholly foreign owned enterprises established in China.